Investment in Equity-Accounted Associate - Schedule of Investment Details (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Investment Details [Abstract]
Percentage held at reporting date – EV Resources	[1]	20.00%	20.00%

[1]	The Group holds a 20% interest in EV Resources GmbH, the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project.